TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 1,077,561	$ 1,175,796
Gross Book Value [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 1,077,561	1,175,796
Gross Book Value [Member] | Up to date [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total			1,040,671
Gross Book Value [Member] | Not impaired Assets [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total			47,216
Gross Book Value [Member] | Not impaired Assets [Member] | Up to 90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total			34,153
Gross Book Value [Member] | Not impaired Assets [Member] | Expired from 91 to 180 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total			10,141
Gross Book Value [Member] | Not impaired Assets [Member] | Between 6 and 12 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	[1]		2,922
Gross Book Value [Member] | Impaired Assets [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total			87,909
Gross Book Value [Member] | Impaired Assets [Member] | Judicial, pre-judicial collection and protested documents [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total			43,175
Gross Book Value [Member] | Impaired Assets [Member] | Debtor under pre-judicial collection process and portfolio sensitization [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total			$ 44,734

[1]	Value of this segment corresponds primarily to accounts receivable that were evaluated in their ability to recover, therefore not requiring a provision.